Consolidated Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Interest and fees on loans	$ 198,739,000	$ 138,161,000	$ 118,676,000
Interest and dividends on securities:
Taxable securities	17,597,000	15,902,000	8,922,000
Exempt from Federal income taxes	1,574,000	1,392,000	1,229,000
Interest on loans held for sale	244,000	264,000	438,000
Interest on Federal funds sold	421,000	111,000	13,000
Interest on interest bearing deposits	3,697,000	1,522,000	445,000
Interest and dividends on restricted equity securities	311,000	188,000	118,000
Total interest income	222,583,000	157,540,000	129,841,000
Interest expense:
Interest on negotiable order of withdrawal accounts	5,847,000	2,546,000	1,866,000
Interest on money market accounts and other savings accounts	27,394,000	7,021,000	2,027,000
Interest on certificates of deposit and individual retirement accounts	50,341,000	6,486,000	7,610,000
Interest on Federal funds purchased	24,000	14,000	0
Interest on Federal Home Loan Bank advances	2,000	0	133,000
Interest on finance leases	71,000	66,000	0
Total interest expense	83,679,000	16,133,000	11,636,000
Net interest income before provision for credit losses	138,904,000	141,407,000	118,205,000
Provision for credit losses - loans	6,300,000	8,656,000	1,143,000
Provision for credit losses - off-balance sheet exposures	(2,989,000)	(1,014,000)	262,000
Net interest income after provision for credit losses	135,593,000	133,765,000	116,800,000
Non-interest income	28,289,000	27,281,000	32,850,000
Non-interest expense	100,951,000	92,970,000	85,492,000
Earnings before income taxes	62,931,000	68,076,000	64,158,000
Income taxes	13,939,000	15,056,000	14,732,000
Net earnings	48,992,000	53,020,000	49,426,000
Net loss (gain) attributable to noncontrolling interest	(54,000)	22,000	0
Net earnings attributable to Wilson Bank Holding Company	$ 48,938,000	$ 53,042,000	$ 49,426,000
Basic earnings per common share	$ 4.21	$ 4.66	$ 4.44
Diluted earnings per common share	$ 4.2	$ 4.65	$ 4.43
Weighted average common shares outstanding, basic	11,611,690	11,377,617	11,131,897
Weighted average common shares outstanding, diluted	11,641,366	11,408,924	11,162,956